Short-term debt (Tables)	6 Months Ended
Jun. 30, 2026
Short-term debt
Schedule of short-term debt

Short-term debt

in € K

	June 30,	December 31,
	2026	2025

Commercial paper program	293,557	—
Borrowings under lines of credit	170,901	16,852
Other	190	163
Short-term debt	464,648	17,015